Average Annual Total Returns - Segall Bryant & Hamill Emerging Markets Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	8.42%
MSCI Emerging Markets Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	31.38%	4.66%	8.37%
MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	31.96%	7.77%	8.37%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		35.15%	10.45%	10.42%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.42%	9.43%	9.49%
Segall Bryant & Hamill Emerging Markets Fund-Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.55%	8.16%	8.37%
Segall Bryant & Hamill Emerging Markets Fund-Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		34.90%	10.26%	10.20%

[1]	Additional Index.
[2]	Broad-Based Securities Market Index.
[3]	The MSCI Emerging Markets Investable Markets Index is replacing the MSCI ACWI ex-USA Investable Market Index as the Fund’s broad-based securities market index. The Adviser recommended the change to the Board because the MSCI Emerging Markets Investable Markets Index is more representative of the Fund’s investment universe.